Investment in joint venture - Disclosure of Investment in joint venture using equity method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Balance, beginning of year	$ 54,148	$ 0
Company's share of the JV's net income for the year	31,670	46,517
Impairment reversal on investment in JV	0	(7,631)
Balance, end of year	$ 85,818	$ 54,148